Leases - Summary of detailed Information About Carrying Amounts of Right-of-use Assets Recognized and Movements During Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	¥ 344,814	$ 49,600	¥ 384,001	$ 55,237
Addition	49,735	7,154	23,971	3,448
Depreciation expenses	(43,129)	(6,204)	(41,458)	(5,964)
Disposal	(3,256)	(468)	(21,620)	(3,110)
Termination	(6,187)	(890)
Translation difference	164	24	(80)	(11)
Ending balance	342,141	$ 49,216	344,814	$ 49,600
Leasehold land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	304,645		338,565
Addition	0		1,355
Depreciation expenses	(12,324)		(13,655)
Disposal	(3,256)		(21,620)
Termination	0
Translation difference	0		0
Ending balance	289,065		304,645
Building and office space [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	40,118		45,430
Addition	49,421		22,558
Depreciation expenses	(30,772)		(27,790)
Disposal	0		0
Termination	(6,187)
Translation difference	159		(80)
Ending balance	52,739		40,118
Office Furniture, Fittings and Equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	51		6
Addition	0		58
Depreciation expenses	(14)		(13)
Disposal	0		0
Termination	0
Translation difference	5		0
Ending balance	42		51
Motor vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance	0		0
Addition	314		0
Depreciation expenses	(19)		0
Disposal	0		0
Termination	0
Translation difference	0		0
Ending balance	¥ 295		¥ 0